iBET Sports Betting & Gaming ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.0%
	Applications Software - 0.9%
1,500	Bragg Gaming Group, Inc. (a)	$8,580
	Casino Hotels - 21.5%
480	Boyd Gaming Corporation	26,645
2,500	Century Casinos, Inc. (a)	21,075
1,540	Las Vegas Sands Corporation (a)	58,043
4,700	Melco Resorts & Entertainment, Ltd. - ADR (a)	24,205
1,030	MGM Resorts International	33,712
6,710	Star Entertainment Group, Ltd. (a)	14,393
310	Wynn Resorts, Ltd. (a)	19,679
		197,752
	Casino Services - 7.2%
490	Caesars Entertainment, Inc. (a)	22,388
500	Everi Holdings, Inc. (a)	9,605
670	Light & Wonder, Inc. (a)	34,130
		66,123
	Computer Software - 1.9%
2,860	Playtech plc	17,101
	Entertainment Software - 2.3%
1,350	Better Collective AS (a)	21,335
	Gambling (Non-Hotel) - 29.6% (b)
1,260	Bally's Corporation (a)	27,682
5,000	Betsson AB - Class B (a)	34,515
470	Evolution AB	45,251
430	Flutter Entertainment plc (a)	43,086
740	International Game Technology plc	14,023
13,220	Lottery Corporation, Ltd. (a)	41,935
6,870	PointsBet Holdings, Ltd. (a)	15,264
780	Red Rock Resorts, Inc. - Class A	30,677
1,880	Rush Street Interactive, Inc. (a)	10,415
13,220	Tabcorp Holdings, Ltd.	9,144
		271,992
	Internet Gambling - 17.0%
8,590	888 Holdings plc	15,388
3,051	DraftKings, Inc. - Class A (a)	41,890
1,770	Entain plc (a)	25,920
2,240	GAN, Ltd. (a)	8,154
2,090	Kambi Group plc (a)	37,585
2,960	Kindred Group plc - SDR	25,982
95	NeoGames SA (a)	1,456
		156,375
	Lottery Services - 2.2%
1,470	OPAP SA	20,343
	Racetracks - 12.4%
190	Churchill Downs, Inc.	39,862
1,270	Penn National Gaming, Inc. (a)	43,879
1,000	Tokyotokeiba Company, Ltd.	30,821
		114,562
	Real Estate - Diversified - 3.0%
800	VICI Properties, Inc.	27,352
	TOTAL COMMON STOCKS (Cost $1,015,706)	901,515

	WARRANTS - 0.1%
340	PointsBet Holdings, Ltd. Warrants	475
	TOTAL WARRANTS (Cost $0)	475

	SHORT-TERM INVESTMENTS - 1.7%
8,047	First American Government Obligations Fund - Class X, 1.70% (c)	8,047
8,047	First American Treasury Obligations Fund - Class X, 1.80% (c)	8,047
	TOTAL SHORT-TERM INVESTMENTS (Cost $16,094)	16,094
	TOTAL INVESTMENTS (Cost $1,031,800) - 99.8%	918,084
	Other Assets in Excess of Liabilities - 0.2%	1,541
	NET ASSETS - 100.0%	$919,625

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
SDR	Swedish Depositary Receipt.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular sub-industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those sub-industry groups.

(c)	Rate shown is the annualized seven-day yield as of July, 31, 2022.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$900,059	$1,456	-	$901,515
Warrants	-	475	-	475
Short-Term Investments	16,094	-	-	16,094
Total Investments in Securities	$916,153	$1,931	$-	$918,084
^See Schedule of Investments for breakout of investments by industry sub-group classifications
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.